Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information (Detail) (USD $)	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Schedule of Equity Method Investments [Line Items]
Investments in joint ventures		$ 54,955,000	$ 52,120,000
Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Loan facility	248,000,000
Loan facility, maturity date	Oct. 31, 2015
Percentage guaranteed, loan facility	50.00%
Advances to joint venture		5,200,000
Libra JV [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.00%
Libra JV [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.65%
Odebrecht Oil And Gas Sa [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Odebrecht Oil And Gas Sa [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Investments in joint ventures		$ 54,955,000	$ 52,120,000
Odebrecht Oil And Gas Sa [Member] | FPSO Units [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture				50.00%